SEGMENTED INFORMATION - Reconciliation of FFO to Equity Accounted Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [abstract]
Consolidated equity accounted income (loss)	$ (79)
Non-FFO items from equity accounted investments	3,170	$ 143
FFO from equity accounted investments	$ 3,091	$ 2,641